Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 05, 2023
Registrant Name	dei_EntityRegistrantName	FRANKLIN MUTUAL SERIES FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000825063
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 06, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 05, 2023
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A